Loss per share - Summary of movement of number of ordinary shares outstanding (excluding treasury shares) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Movement Of Number Of Ordinary Shares Outstanding Excluding Treasury Shares [Abstract]
At beginning of the year	123,584	119,812	107,768
Ordinary shares repurchased		(8,272)
Ordinary shares issued upon IPO	80,000
Ordinary shares converted from Preferred Shares upon IPO	220,332
Restricted shares vested	17,894	12,044	12,044
Awards vested	14,897
At end of the year	456,707	123,584	119,812